Segment reporting	3 Months Ended
Mar. 31, 2025
Operating Segments [Abstract]
Segment reporting	Segment reporting
The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen” which is reflected in the segment presentation below for the periods presented. The CODM primarily uses “Adjusted EBITDA”, as the key measure of the segment’s results, which is considered non-IFRS financial information.

Segment Adjusted EBITDA

		For the three months ended March 31,
		2025	2024
	Note	€m	€m
Profit for the period		32.7	34.5
Taxation		7.0	7.4
Net financing costs	6	34.1	30.1
Depreciation & amortization		24.0	23.1
Exceptional items	5	17.1	23.5
Other add-backs		5.2	3.7
Adjusted EBITDA		120.1	122.3

Other add-backs include the elimination of share-based payment expense and related employer payroll tax expense of €4.9 million for the three months ended March 31, 2025 (2024: €3.4 million) , as well as the elimination of non-operating M&A related costs, professional fees and transaction costs of €0.3 million for the three months ended March 31, 2025 (2024: €0.3 million). We exclude these costs because we do not believe they are indicative of our normal operating costs, can vary significantly in amount and frequency, and are unrelated to our underlying operating performance.

No information on segment assets or liabilities is presented to the CODM.

External revenue by geography

	For the three months ended March 31,
	2025	2024
	€m	€m
United Kingdom	219.3	225.3
Italy	109.9	110.6
Germany	106.0	112.6
France	52.1	53.9
Croatia	19.8	20.8
Sweden	35.5	35.8
Austria	37.0	38.5
Serbia	21.3	19.0
Norway	30.6	30.8
Spain	20.3	22.3
Switzerland	19.1	21.6
Rest of Europe	89.2	92.5
Total external revenue by geography	760.1	783.7